OPERATING EXPENSES	12 Months Ended
Dec. 31, 2020
OPERATING EXPENSES
OPERATING EXPENSES

NOTE 24 – OPERATING EXPENSES

Operating expenses disclosed by nature of expense amounted to $281,302,  $301,183 and $307,427 for the years ended December 31, 2020, 2019 and 2018, respectively. The main components of the operating expenses are the following:

	Years ended December 31,
	2020	2019	2018
Employee benefit expenses and severance payments	Profit (loss)
Salaries, Social security expenses and benefits	(54,388)	(54,831)	(55,986)
Severance indemnities	(2,485)	(7,015)	(4,761)
Other employee expenses	(1,603)	(1,502)	(1,569)
	(58,476)	(63,348)	(62,316)
Fees for services, maintenance, materials and supplies
Maintenance and materials	(18,824)	(21,182)	(18,488)
Fees for services	(14,055)	(14,865)	(15,977)
Directors and Supervisory Committee’s fees	(133)	(176)	(207)
	(33,012)	(36,223)	(34,672)
Taxes and fees with the Regulatory Authority
Turnover tax	(10,929)	(11,625)	(15,417)
Municipal taxes	(3,132)	(3,344)	(3,793)
Other taxes and fees	(8,959)	(10,060)	(9,292)
	(23,020)	(25,029)	(28,502)

	Years ended December 31,
	2020	2019	2018
Cost of equipment and handsets	Profit (loss)
Inventory balance at the beginning of the year	(4,690)	(6,011)	(396)
Plus:
Incorporation by merger	—	—	(5,737)
Purchases	(11,734)	(14,263)	(20,123)
Other	1,316	950	—
Less:
Inventory balance at the end of the year	3,976	4,690	6,011
	(11,132)	(14,634)	(20,245)
Other operating expenses
Provisions	(3,003)	(1,751)	(2,626)
Rentals and internet capacity	(2,002)	(2,712)	(6,955)
Energy, water and other services	(5,420)	(6,683)	(6,157)
Other	(3,163)	(4,066)	(4,525)
	(13,588)	(15,212)	(20,263)
Depreciation, amortization and impairment of fixed assets
Depreciation of PP&E	(65,711)	(63,955)	(57,815)
Amortization of intangible assets	(10,637)	(11,257)	(11,138)
Amortization of Rights of use assets	(5,870)	(4,736)	(204)
Impairment of fixed assets	(376)	(3,491)	(4,378)
	(82,594)	(83,439)	(73,535)

Operating expenses, disclosed per function are as follows:

	Operating	Commercialization	Administration	Total	Total	Total
Concept	costs	costs	costs	12.31.2020	12.31.2019	12.31.2018
Employee benefit expenses and severance payments	(33,214)	(9,511)	(15,751)	(58,476)	(63,348)	(62,316)
Interconnection costs and other telecommunication charges	(11,254)	—	—	(11,254)	(10,238)	(11,572)
Fees for services, maintenance, materials and supplies	(15,181)	(8,076)	(9,755)	(33,012)	(36,223)	(34,672)
Taxes and fees with the Regulatory Authority	(22,770)	(74)	(176)	(23,020)	(25,029)	(28,502)
Commissions and advertising	—	(3,420)	(13,832)	(17,252)	(19,893)	(23,477)
Cost of equipment and handsets	(11,132)	—	—	(11,132)	(14,634)	(20,245)
Programming and content costs	(20,169)	—	—	(20,169)	(24,548)	(25,458)
Bad debt expenses	—	—	(10,805)	(10,805)	(8,619)	(7,387)
Other operating expenses	(7,903)	(1,179)	(4,506)	(13,588)	(15,212)	(20,263)
Depreciation, amortization and impairment of fixed assets	(66,445)	(8,798)	(7,351)	(82,594)	(83,439)	(73,535)
Total as of 12.31.2020	(188,068)	(31,058)	(62,176)	(281,302)	—	—
Total as of 12.31.2019	(205,716)	(26,401)	(69,066)	—	(301,183)	—
Total as of 12.31.2018	(209,834)	(25,567)	(72,026)	—	—	(307,427)

Operating leases

Future minimum lease payments of non-cancellable operating lease agreements of Telecom and its subsidiaries as of December 31, 2020, 2019 and 2018 in current currency on the transaction date are as follows:

	Less than 1		More than 5
	year	1‑5 years	years	Total
2018	2,388	3,112	652	6,152
2019	592	180	43	815
2020	226	96	2	324

Further information is provided in Note 3.j) to these consolidated financial statements.